Derivative financial instruments - Disclosure of hedging instruments which are carried on the Group's balance sheet, fair value hedging (Details) £ / shares in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) £ / shares	Dec. 31, 2022 GBP (£) £ / shares
Cash flow
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	114,225	94,632
Change in fair value used as a basis to determine ineffectiveness	£ 2,634	£ (7,709)
Cash flow | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	93,423	89,996
Change in fair value used as a basis to determine ineffectiveness	£ 1,853	£ (7,379)
Cash flow | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	17,995	2,000
Change in fair value used as a basis to determine ineffectiveness	£ 468	£ (1)
Cash flow | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	2,807	2,636
Change in fair value used as a basis to determine ineffectiveness	£ 313	£ (329)
Net investment | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	12,240	12,256
Change in fair value used as a basis to determine ineffectiveness	£ 686	£ (1,130)
Derivative financial assets | Cash flow
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	642	187
Hedging instrument, liabilities	(8)	(12)
Derivative financial assets | Cash flow | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	17	12
Hedging instrument, liabilities	0	0
Derivative financial assets | Cash flow | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	625	175
Hedging instrument, liabilities	(8)	(12)
Derivative financial assets | Cash flow | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	0	0
Hedging instrument, liabilities	0	0
Derivative financial assets | Net investment | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	110	97
Hedging instrument, liabilities	(45)	(20)
Loan liabilities | Cash flow
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Net investment | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ (8,507)	£ (8,368)